Financial assets at fair value through profit or loss - Summary of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Jul. 18, 2024	Dec. 31, 2023
Foreign Currency Forwards
Foreign currency forward purchases - US$	$ 718,460		$ 169,836
Foreign currency forward sales - US$	705,015		119,093
Foreign currency forward sales - Euros	3,451		5,500
Interest Rate Swaps
Fixed rate for floating rate	7,044,000		0
Put Options
Put options taken	$ 0		$ 142,183,107
Notional amount		$ 546,974,473,392